Intangible Assets (Tables)	6 Months Ended	12 Months Ended
	Dec. 31, 2021	Jun. 30, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Intangible Assets

Intangible assets at December 31, 2021 and June 30, 2021 consisted of the following:

	December 31,	June 30,
	2021	2021

Intellectual Property	$2,365,000	$2,365,000
Customer Relationships	66,000	66,000
Tradename	473,000	473,000
Accumulated Amortization	(96,800)	—
Intangible Assets	$2,807,200	$2,904,000

Intangible assets at June 30, 2021 and 2020 consisted of the following:

	June 30,	June 30,
	2021	2020

Intellectual Property	$2,365,000	$—
Customer Relationships	66,000	—
Tradename	473,000	—
Intangible Assets	$2,904,000	$—